Document and Entity Information	Jul. 29, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity File Number	001-37477
Entity Registrant Name	Teladoc Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identificatoin Number	04-3705970
Entity Address, Address Line One	2 Manhattanville Road, Suite 203
Entity Address, State or Province	NY
Entity Address, City or Town	Purchase
Entity Address, Postal Zip Code	10577
City Area Code	203
Local Phone Number	635-2002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TDOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001477449
Amendment Flag	false